Cost of Sales and Services (excluding Depreciation and Amortization) (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cost of sales and services [Abstract]
Fuels	$ 178,663	$ 155,760	$ 153,122
Electricty And Infrastructure Services	130,199	93,804	92,086
Salaries and related expenses	10,033	9,661	8,259
Generation and operating expenses and outsourcing	82,166	88,055	31,729
Insurance	11,040	9,440	9,997
Cost in respect of sale of renewable energy	13,455	8,757	7,988
Cost in respect of provision of services revenue and other costs	27,683	23,856	16,499
Other	41,073	27,928	16,618
Cost of sales and services	$ 494,312	$ 417,261	$ 336,298